Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Feb. 01, 2019 USD ($)	Dec. 31, 2018 USD ($) CompensationPlan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥) CompensationPlan	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 62,919,000	$ 165,173,000	$ 94,558,000		$ 157,371,000
Investments in time deposits held in commercial banks		39,359,000
Investments in money market funds		7,593,000
Long term investments		$ 2,204,000	2,319,000
Lease of lands, maximum term		50 years
Impairment loss on long-lived asses in Shenzhen				0
Impairment loss on assets held for sales		$ 0	0	0
Advertising and promotion expenses		$ 331,000
Number of stock-based employee compensation plans | CompensationPlan		3			3
Non-financial assets at fair value		$ 0	0	0
Non-financial liabilities at fair value		0	0	$ 0
Maximum insurance coverage for deposits and foreign currency deposits		76,000			¥ 500,000
Amount covered by deposit insurance regulation		$ 503,000
Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives		20 years
Subsequent Event
Significant Accounting Policies [Line Items]
Reduction in depreciation expense	$ 677,000
Subsequent Event | Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives	47 years
Wuxi
Significant Accounting Policies [Line Items]
Reclassification of assets held for sale to property, plant and equipment			$ 20,164,000